Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of Cash and Cash Equivalents

	31 December	31 December
	2022	2021
Cash in hand	359	302
Banks	25,989,168	30,621,214
- Demand deposits	2,184,052	5,002,305
- Time deposits	20,100,956	25,618,909
- Receivables from reverse repo	3,704,160	—
Impairment loss provision	(28,853)	(20,281)
	25,960,674	30,601,235